SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule Of Property And Equipment Estimated Useful Life
%

Computers, software and related equipment	20 - 33
Office furniture and equipment	15 - 20
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

Schedule of gains (losses) reclassified from accumulated other comprehensive income (loss) to the statements of comprehensive loss
	Year ended December 31,
	2020	2021	2022

Cost of revenues	$(117)	$(144)	$509
Research and development	(1,084)	(1,552)	5,381
Sales and marketing	(185)	(273)	927
General and administrative	(281)	(389)	1,358

Total gains (losses), before tax benefit (taxes on income)	(1,667)	(2,358)	8,175
Tax benefit (taxes on income)	196	283	(981)

Total gains (losses), net of tax benefit (taxes on income)	$(1,471)	$(2,075)	$7,194

Schedule of Company's Revenue by Category
	Year ended December 31,
	2020	2021	2022

SaaS	$24,305	$69,303	$166,361
Self-hosted subscription*	32,120	65,325	114,288
Perpetual license	176,061	115,738	49,964
Maintenance and support	190,897	214,036	217,695
Professional services	41,048	38,515	43,402

	$464,431	$502,917	$591,710